REVENUE - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 89.2
Remaining performance obligations, period	6 years
Within 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Remaining performance obligations	$ 11.7